Right-of-use Assets - Summary of right-of-use Assets (Details) € in Thousands	6 Months Ended
Jun. 30, 2026 EUR (€)
Right-of-use assets
Beginning balance	€ 95,510
Additions	17,539
Disposals	(9,810)
Depreciation	(12,673)
Reversal of impairment losses	3,633
Contract modifications	(473)
Net foreign exchange differences	1,316
Ending balance	95,042
Real estates
Right-of-use assets
Beginning balance	95,162
Additions	17,447
Disposals	(9,810)
Depreciation	(12,586)
Reversal of impairment losses	3,633
Contract modifications	(446)
Net foreign exchange differences	1,311
Ending balance	94,711
Other
Right-of-use assets
Beginning balance	348
Additions	92
Depreciation	(87)
Contract modifications	(27)
Net foreign exchange differences	5
Ending balance	€ 331